Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2024	Apr. 11, 2018	Feb. 29, 2016	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2019	Feb. 28, 2017	Feb. 29, 2020	Feb. 28, 2018	Feb. 28, 2021	Feb. 28, 2019	Feb. 28, 2022	Feb. 29, 2020	Feb. 28, 2023	Feb. 28, 2021	Feb. 29, 2024	Feb. 28, 2022	Feb. 28, 2025	Feb. 28, 2023	Feb. 28, 2026	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value			$ 1,000,000				$ 926,926		$ 903,098		$ 851,894		$ 949,816		$ 1,052,707		$ 1,081,903		$ 1,245,626		$ 1,235,592	$ 187,545	$ 126,491
Class A Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value			9,423				8,712		8,464		7,963		8,855		9,787		10,030		11,528		11,393	10,930	11,909
Class C Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferrred sales charge)
Accumulated Value			10,000				9,173		8,846		8,258		9,121		10,009		10,181		11,606		11,393	10,839	11,726
CLASS I SHARES [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		$ 1,000,000				$ 979,717		$ 1,140,424		$ 1,533,777		$ 1,644,986		$ 1,783,364		$ 1,932,823		$ 1,953,495		$ 2,305,906
CLASS A SHARES [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		9,425				9,213		10,698		14,352		15,342		16,595		17,941		18,086		21,305
CLASS C SHARES [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		10,000				9,710		11,191		14,902		15,814		16,979		18,224		18,226		21,306
F/m Emerald Life Sciences Innovation ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				F/m Emerald Life Sciences Innovation ETF NAV
Accumulated Value	$ 10,000				$ 11,149
SP500 Total Return Index Member
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value			1,000,000				1,249,752		1,463,469		1,531,955		1,657,466		2,176,092		2,532,733		2,337,929		3,049,884	3,611,250	4,224,857
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value			10,000				12,498		14,635		15,320		16,575		21,761		25,327		23,379		30,499	36,113	42,249
SP500 Total Return Index_2 Member
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value			$ 10,000				$ 12,498		$ 14,635		$ 15,320		$ 16,575		$ 21,761		$ 25,327		$ 23,379		$ 30,499	$ 36,113	$ 42,249
SP500 Total Return Index_3 Member
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value		1,000,000				1,066,970		1,154,385		1,515,595		1,763,988		1,628,311		2,124,171		2,515,149		2,942,511
SP500 Total Return Index_4 Member
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value		10,000				10,670		11,544		15,156		17,640		16,283		21,242		25,151		29,425
SP500 Total Return Index5 Member
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value		$ 10,000				$ 10,670		$ 11,544		$ 15,156		$ 17,640		$ 16,283		$ 21,242		$ 25,151		$ 29,425
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Total Return
Accumulated Value	10,000				11,229
Russell 3000 Index Heath Care Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index Heath Care Total Return
Accumulated Value	$ 10,000				$ 9,365